Intangible Assets - Schedule of Net Intangible Assets (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Schedule of Net Intangible Assets [Line Items]
Total intangible assets		$ 3,801,423	$ 1,722,956
Less: accumulated amortization		(498,462)	(446,219)
Intangible assets, net		3,302,961	1,276,737
Land use rights [Member]
Schedule of Net Intangible Assets [Line Items]
Total intangible assets	[1]	1,343,800	1,350,574
Software [Member]
Schedule of Net Intangible Assets [Line Items]
Total intangible assets		370,514	372,382
Customer relationship [Member]
Schedule of Net Intangible Assets [Line Items]
Total intangible assets		$ 2,087,109

[1]	In July 2013, the Company purchased the land use rights of a plot of land in Lin’an, Hangzhou, intended for the establishment of an herb processing plant in the future. However, as the Company’s farming business in Lin’an has not grown, the Company does not expect completion of the plant in the near future.